Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2025
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

A summary of the Group’s cash and cash equivalents as of June 30, 2025 and December 31, 2024 is outlined below:

	June 30, 2025	December 31, 2024
(in USD and thousands)
Cash at bank and in hand	$2,545,795	$2,467,824
Credit card receivables	59,218	21,848
Total	$2,605,013	$2,489,672